Presentation of condensed consolidated financial statements - Estimated Useful Lives of Intangible Assets (Details)	6 Months Ended
Jun. 30, 2026
Customer relationships | Minimum
Presentation of condensed consolidated financial statements
Estimated useful lives of intangible assets	13 years
Customer relationships | Maximum
Presentation of condensed consolidated financial statements
Estimated useful lives of intangible assets	14 years
Brand
Presentation of condensed consolidated financial statements
Estimated useful lives of intangible assets	10 years